Investment Securities - Contractual Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortized Cost
Due in one year or less		$ 200,668
Due after one year through five years	$ 228,481	397,590
Total contractual maturities	498,185	598,258
Mortgage- and asset-backed securities	4,840,180	3,470,508
Amortized Cost		4,068,766	$ 4,997,288
Fair Value
Due in one year or less		200,365
Due after one year through five years	228,507	395,435
Total contractual maturities	498,382	595,800
Mortgage- and asset-backed securities	$ 4,865,314	3,431,465
Fair Value		4,027,265	4,971,611
Government agency mortgage-backed securities
Amortized Cost
Mortgage- and asset-backed securities		56,490
Amortized Cost		56,490
Fair Value
Mortgage- and asset-backed securities		55,982
Fair Value		55,982
Government sponsored enterprises mortgage backed securities
Amortized Cost
Mortgage- and asset-backed securities		10,185
Amortized Cost		10,185	12,397
Fair Value
Mortgage- and asset-backed securities		10,745
Fair Value		10,745	13,203
Non-government mortgage-backed securities
Amortized Cost
Amortized Cost			268
Fair Value
Mortgage- and asset-backed securities		157
Fair Value		157	3,404
Non-government asset-backed securities
Amortized Cost
Mortgage- and asset-backed securities		95,453
Amortized Cost		95,453	354,011
Fair Value
Mortgage- and asset-backed securities		95,310
Fair Value		95,310	353,992
Collateralized mortgage obligations: Government agency
Amortized Cost
Mortgage- and asset-backed securities		2,261,526
Amortized Cost		2,261,526	2,699,632
Fair Value
Mortgage- and asset-backed securities		2,239,934
Fair Value		2,239,934	2,683,706
Collateralized mortgage obligations: Government-sponsored enterprises
Amortized Cost
Mortgage- and asset-backed securities		1,046,854
Amortized Cost		1,046,854	1,086,161
Fair Value
Mortgage- and asset-backed securities		1,029,337
Fair Value		$ 1,029,337	$ 1,069,003